Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following table presents the financial assets and liabilities measured at fair value using a market approach on a recurring basis by balance sheet categories and fair value hierarchy level as defined in Note 1E:

	December 31, 2019			December 31, 2018
(MILLIONS OF DOLLARS)	Total	Level 1	Level 2	Total	Level 1	Level 2
Financial assets measured at fair value on a recurring basis:
Short-term investments
Classified as equity securities with readily determinable fair values:
Money market funds	$705	$—	$705	$1,571	$—	$1,571
Equity(a)	—	—	—	29	17	11
	705	—	705	1,600	17	1,583
Classified as available-for-sale debt securities:
Government and agency—non-U.S.	4,863	—	4,863	9,609	—	9,609
Government and agency—U.S.	811	—	811	3,437	—	3,437
Corporate and other	1,013	—	1,013	2,045	—	2,045
	6,687	—	6,687	15,091	—	15,091
Total short-term investments	7,392	—	7,392	16,691	17	16,674
Other current assets
Derivative assets:
Interest rate contracts	53	—	53	97	—	97
Foreign exchange contracts	413	—	413	477	—	477
Total other current assets	465	—	465	574	—	574
Long-term investments
Classified as equity securities with readily determinable fair values(a)	1,902	1,863	39	1,273	1,243	30
Classified as available-for-sale debt securities:
Government and agency—non-U.S.	—	—	—	94	—	94
Government and agency—U.S.	303	—	303	345	—	345
Corporate and other	11	—	11	52	—	52
	315	—	315	491	—	491
Total long-term investments	2,216	1,863	354	1,764	1,243	521
Other noncurrent assets
Derivative assets:
Interest rate contracts	266	—	266	335	—	335
Foreign exchange contracts	261	—	261	232	—	232
Total derivative assets	526	—	526	566	—	566
Insurance contracts(b)	575	—	575	515	—	515
Total other noncurrent assets	1,102	—	1,102	1,082	—	1,082
Total assets	$11,176	$1,863	$9,313	$20,110	$1,260	$18,850

Financial liabilities measured at fair value on a recurring basis:
Other current liabilities
Derivative liabilities:
Interest rate contracts	$—	$—	$—	$5	$—	$5
Foreign exchange contracts	114	—	114	78	—	78
Total other current liabilities	114	—	114	82	—	82
Other noncurrent liabilities
Derivative liabilities:
Interest rate contracts	—	—	—	378	—	378
Foreign exchange contracts	604	—	604	564	—	564
Total other noncurrent liabilities	604	—	604	942	—	942
Total liabilities	$718	$—	$718	$1,024	$—	$1,024

(a)
As of December 31, 2019, long-term equity securities of $176 million are held in restricted trusts for benefits attributable to various U.S. non-qualified employee benefit plans. As of December 31, 2018, short-term equity securities of $11 million and long-term equity securities of $132 million are held in restricted trusts for benefits attributable to various U.S. non-qualified employee benefit plans.

(b)
Other noncurrent assets include life insurance policies held in restricted trusts attributable to the funding of various U.S. non-qualified employee benefit plans. The underlying invested assets in these insurance contracts are marketable securities, which are carried at fair value, with changes in fair value recognized in Other (income)/deductions––net in the consolidated statements of income (see Note 4).

Financial Liabilities Not Measured at Fair Value on a Recurring Basis

The following table presents the financial liabilities not measured at fair value on a recurring basis, including the carrying values and estimated fair values using a market approach:
	December 31, 2019			December 31, 2018
	Carrying Value	Estimated Fair Value		Carrying Value	Estimated Fair Value
(MILLIONS OF DOLLARS)		Total	Level 2		Total	Level 2
Financial Liabilities
Long-term debt, excluding the current portion	$35,955	$40,842	$40,842	$32,909	$35,260	$35,260

Summary of Investments

The following table represents our investments by classification type:
	As of December 31,
(MILLIONS OF DOLLARS)	2019	2018
Short-term investments
Equity securities with readily determinable fair values(a)	$705	$1,600
Available-for-sale debt securities	6,687	15,091
Held-to-maturity debt securities	1,133	1,003
Total Short-term investments	$8,525	$17,694

Long-term investments
Equity securities with readily determinable fair values	$1,902	$1,273
Available-for-sale debt securities	315	491
Held-to-maturity debt securities	42	59
Private equity securities at cost	756	763
Total Long-term investments	$3,014	$2,586
Equity-method investments	17,133	181
Total long-term investments and equity-method investments	$20,147	$2,767
Held-to-maturity cash equivalents	$163	$199

(a)	As of December 31, 2019 and December 31, 2018, equity securities with readily determinable fair values included money market funds primarily invested in U.S. Treasury and government debt.

Contractual Maturities of Available-for-sale and Held-to-maturity Securities

At December 31, 2019, the investment securities portfolio consisted of debt securities that were virtually all investment-grade. Information on investments in debt securities at December 31, 2019 and December 31, 2018 is as follows, including, as of December 31, 2019, the contractual maturities, or as necessary, the estimated maturities, of the available-for-sale and held-to-maturity debt securities:

	December 31, 2019							December 31, 2018
		Gross Unrealized			Maturities (in Years)				Gross Unrealized
(MILLIONS OF DOLLARS)	Amortized Cost	Gains	Losses	Fair Value	Within 1	Over 1 to 5	Over 5	Amortized Cost	Gains	Losses	Fair Value
Available-for-sale debt securities
Government and agency––non-U.S.	$4,895	$6	$(38)	$4,863	$4,863	$—	$—	$9,754	$7	$(58)	$9,703
Government and agency––U.S.	1,120	—	(6)	1,114	811	303	—	3,804	—	(23)	3,782
Corporate and other(a)	1,027	—	(2)	1,025	1,014	11	—	2,101	—	(4)	2,097
Held-to-maturity debt securities
Time deposits and other	535	—	—	535	498	7	30	668	—	—	668
Government and agency––non-U.S.	803	—	—	803	798	—	4	592	—	—	592
Total debt securities	$8,380	$6	$(47)	$8,340	$7,984	$322	$35	$16,920	$8	$(85)	$16,842

(a)	Primarily issued by a diverse group of corporations.

Schedule of Available-for-sale Securities Reconciliation

At December 31, 2019, the investment securities portfolio consisted of debt securities that were virtually all investment-grade. Information on investments in debt securities at December 31, 2019 and December 31, 2018 is as follows, including, as of December 31, 2019, the contractual maturities, or as necessary, the estimated maturities, of the available-for-sale and held-to-maturity debt securities:

	December 31, 2019							December 31, 2018
		Gross Unrealized			Maturities (in Years)				Gross Unrealized
(MILLIONS OF DOLLARS)	Amortized Cost	Gains	Losses	Fair Value	Within 1	Over 1 to 5	Over 5	Amortized Cost	Gains	Losses	Fair Value
Available-for-sale debt securities
Government and agency––non-U.S.	$4,895	$6	$(38)	$4,863	$4,863	$—	$—	$9,754	$7	$(58)	$9,703
Government and agency––U.S.	1,120	—	(6)	1,114	811	303	—	3,804	—	(23)	3,782
Corporate and other(a)	1,027	—	(2)	1,025	1,014	11	—	2,101	—	(4)	2,097
Held-to-maturity debt securities
Time deposits and other	535	—	—	535	498	7	30	668	—	—	668
Government and agency––non-U.S.	803	—	—	803	798	—	4	592	—	—	592
Total debt securities	$8,380	$6	$(47)	$8,340	$7,984	$322	$35	$16,920	$8	$(85)	$16,842

(a)	Primarily issued by a diverse group of corporations.

Held-to-maturity Securities

At December 31, 2019, the investment securities portfolio consisted of debt securities that were virtually all investment-grade. Information on investments in debt securities at December 31, 2019 and December 31, 2018 is as follows, including, as of December 31, 2019, the contractual maturities, or as necessary, the estimated maturities, of the available-for-sale and held-to-maturity debt securities:

	December 31, 2019							December 31, 2018
		Gross Unrealized			Maturities (in Years)				Gross Unrealized
(MILLIONS OF DOLLARS)	Amortized Cost	Gains	Losses	Fair Value	Within 1	Over 1 to 5	Over 5	Amortized Cost	Gains	Losses	Fair Value
Available-for-sale debt securities
Government and agency––non-U.S.	$4,895	$6	$(38)	$4,863	$4,863	$—	$—	$9,754	$7	$(58)	$9,703
Government and agency––U.S.	1,120	—	(6)	1,114	811	303	—	3,804	—	(23)	3,782
Corporate and other(a)	1,027	—	(2)	1,025	1,014	11	—	2,101	—	(4)	2,097
Held-to-maturity debt securities
Time deposits and other	535	—	—	535	498	7	30	668	—	—	668
Government and agency––non-U.S.	803	—	—	803	798	—	4	592	—	—	592
Total debt securities	$8,380	$6	$(47)	$8,340	$7,984	$322	$35	$16,920	$8	$(85)	$16,842

(a)	Primarily issued by a diverse group of corporations.

Schedule of Gains and Losses on Investment Securities

The following table presents the net unrealized (gains) and losses for the period that relate to equity securities, excluding equity method investments, still held at the reporting date, calculated as follows:

(MILLIONS OF DOLLARS)	December 31, 2019	December 31, 2018
Net gains recognized during the period on equity securities(a)	$(454)	$(586)
Less: Net gains recognized during the period on equity securities sold during the period	(25)	(109)
Net unrealized gains during the reporting period on equity securities still held at the reporting date	$(429)	$(477)
(a)
The net gains on equity securities are reported in Other (income)/deductions––net. For additional information, see Note 4.

Schedule of Short-term Borrowings

Short-term borrowings include:
	As of December 31,
(MILLIONS OF DOLLARS)	2019	2018
Commercial paper	$13,915	$3,100
Current portion of long-term debt, principal amount(a)	1,458	4,781
Other short-term borrowings, principal amount(b)	860	966
Total short-term borrowings, principal amount	16,233	8,847
Net fair value adjustments related to hedging and purchase accounting	5	(5)
Net unamortized discounts, premiums and debt issuance costs	(43)	(11)
Total Short-term borrowings, including current portion of long-term debt, carried at historical proceeds, as adjusted	$16,195	$8,831

(a)	For additional information, see Note 7D.
(b)
Other short-term borrowings primarily include cash collateral. For additional information, see Note 7F.

Schedule of Long-term Debt Instruments

In the first quarter of 2019, we issued the following senior unsecured notes:
(MILLIONS OF DOLLARS)		Principal
Interest Rate	Maturity Date	As of December 31, 2019
2.800% notes(a)	March 11, 2022	$500
2.950% notes(a)	March 15, 2024	750
3.450% notes(a)	March 15, 2029	1,750
3.900% notes(a)	March 15, 2039	750
4.000% notes(a)	March 15, 2049	1,250
Total long-term debt issued in the first quarter of 2019(b)		$5,000

(a)	Fixed rate notes may be redeemed by us at any time, in whole, or in part, at varying redemption prices plus accrued and unpaid interest.

(b)	The weighted-average effective interest rate for the notes at issuance was 3.57%.

The following table provides the components of our senior unsecured long-term debt, including the weighted-average stated interest rate for 2019 and 2018 by maturity:
	As of December 31,
(MILLIONS OF DOLLARS)	2019	2018
Notes due 2020 (1.2%)(a)	$—	$1,474
Notes due 2021 (0.7% and 3.4%)	3,153	4,459
Notes due 2022 (1.0% and 0.3%)	1,624	1,145
Notes due 2023 (3.7% and 3.8%)	2,892	2,892
Notes due 2024 (3.9% and 4.4%)	2,250	1,500
Notes due 2026-2029 (3.3%)	7,453	5,718
Notes due 2034 (6.5%)	750	750
Notes due 2036-2040 (5.8% and 6.0%)	8,566	7,796
Notes due 2043-2044 (3.5%)	3,568	3,509
Notes due 2046-2049 (4.1% and 4.2%)	4,565	3,315
Total long-term debt, principal amount	34,820	32,558
Net fair value adjustments related to hedging and purchase accounting	1,305	479
Net unamortized discounts, premiums and debt issuance costs	(176)	(136)
Other long-term debt	5	7
Total long-term debt, carried at historical proceeds, as adjusted	$35,955	$32,909
Current portion of long-term debt, carried at historical proceeds (not included above (1.2% and 1.3%))	$1,462	$4,776
(a)
At December 31, 2019, the debt issuances have been reclassified to the current portion of long-term debt.

Schedule of Derivative Financial Instruments

The following table provides the fair value of the derivative financial instruments and the related notional amounts presented between those derivatives that are designated as hedging instruments and those that are not designated as hedging instruments:

(MILLIONS OF DOLLARS)	December 31, 2019			December 31, 2018
		Fair Value			Fair Value
	Notional	Asset	Liability	Notional	Asset	Liability
Derivatives designated as hedging instruments:
Foreign exchange contracts(a)	$25,193	$591	$662	$22,984	$654	$586
Interest rate contracts	6,645	318	—	11,145	432	383
		909	662		1,085	968

Derivatives not designated as hedging instruments:
Foreign exchange contracts	$19,623	82	55	$15,154	55	55

Total		$992	$718		$1,140	$1,024
(a)
The notional amount of outstanding foreign currency forward-exchange contracts hedging our intercompany forecasted inventory sales was $5.9 billion as of December 31, 2019 and $5.8 billion as of December 31, 2018
Schedule of Derivative Assets at Fair Value

The following table provides the fair value of the derivative financial instruments and the related notional amounts presented between those derivatives that are designated as hedging instruments and those that are not designated as hedging instruments:

(MILLIONS OF DOLLARS)	December 31, 2019			December 31, 2018
		Fair Value			Fair Value
	Notional	Asset	Liability	Notional	Asset	Liability
Derivatives designated as hedging instruments:
Foreign exchange contracts(a)	$25,193	$591	$662	$22,984	$654	$586
Interest rate contracts	6,645	318	—	11,145	432	383
		909	662		1,085	968

Derivatives not designated as hedging instruments:
Foreign exchange contracts	$19,623	82	55	$15,154	55	55

Total		$992	$718		$1,140	$1,024
(a)
The notional amount of outstanding foreign currency forward-exchange contracts hedging our intercompany forecasted inventory sales was $5.9 billion as of December 31, 2019 and $5.8 billion as of December 31, 2018
Schedule of Derivative Liabilities at Fair Value

The following table provides the fair value of the derivative financial instruments and the related notional amounts presented between those derivatives that are designated as hedging instruments and those that are not designated as hedging instruments:

(MILLIONS OF DOLLARS)	December 31, 2019			December 31, 2018
		Fair Value			Fair Value
	Notional	Asset	Liability	Notional	Asset	Liability
Derivatives designated as hedging instruments:
Foreign exchange contracts(a)	$25,193	$591	$662	$22,984	$654	$586
Interest rate contracts	6,645	318	—	11,145	432	383
		909	662		1,085	968

Derivatives not designated as hedging instruments:
Foreign exchange contracts	$19,623	82	55	$15,154	55	55

Total		$992	$718		$1,140	$1,024
(a)
The notional amount of outstanding foreign currency forward-exchange contracts hedging our intercompany forecasted inventory sales was $5.9 billion as of December 31, 2019 and $5.8 billion as of December 31, 2018
Schedule of Gains/(Losses) Incurred to Hedge or Offset Operational Foreign Exchange or Interest Rate Risk

The following table provides information about the gains/(losses) incurred to hedge or offset operational foreign exchange or interest rate risk:
	Amount of Gains/(Losses) Recognized in OID(a)		Amount of Gains/(Losses) Recognized in OCI(a), (b)		Amount of Gains/(Losses) Reclassified from OCI into OID and COS(a), (b)
	As of December 31,
(MILLIONS OF DOLLARS)	2019	2018	2019	2018	2019	2018
Derivative Financial Instruments in Cash Flow Hedge Relationships:
Foreign exchange contracts(c)	$—	$—	$339	$80	$525	$(182)
Amount excluded from effectiveness testing recognized in earnings based on an amortization approach(d)	—	—	136	140	140	153

Derivative Financial Instruments in Fair Value Hedge Relationships:
Interest rate contracts	900	(348)	—	—	—	—
Hedged item	(900)	348	—	—	—	—
Foreign exchange contracts	—	5	—	—	—	—
Hedged item	—	(5)	—	—	—	—

Derivative Financial Instruments in Net Investment Hedge Relationships:
Foreign exchange contracts	—	—	(313)	175	—	—
The portion on foreign exchange contracts excluded from the assessment of hedge effectiveness(d)	—	—	188	77	144	68

Non-Derivative Financial Instruments in Net Investment Hedge Relationships:
Foreign currency short-term borrowings(e)	—	—	34	68	—	—
Foreign currency long-term debt(e)	—	—	36	149	—	—

Derivative Financial Instruments Not Designated as Hedges:
Foreign exchange contracts	(172)	136	—	—	—	—
All other net(d)	—	—	—	(1)	(1)	2
	$(172)	$136	$421	$688	$808	$41

(a)
OID = Other (income)/deductions—net, included in Other (income)/deductions—net in the consolidated statements of income. COS = Cost of Sales, included in Cost of sales in the consolidated statements of income. OCI = Other comprehensive income/(loss), included in the consolidated statements of comprehensive income.

(b)
For derivative financial instruments in cash flow hedge relationships, the gains and losses are included in Other comprehensive income/(loss)––Unrealized holding gains/(losses) on derivative financial instruments, net. For derivative financial instruments in net investment hedge relationships and for foreign currency debt designated as hedging instruments, the gains and losses are included in Other comprehensive income/(loss)––Foreign currency translation adjustments, net.

(c)
The amounts reclassified from OCI into COS were a net gain of $247 million in 2019 and a net loss of $13 million in 2018. The remaining amounts were reclassified from OCI into OID. Based on year-end foreign exchange rates that are subject to change, we expect to reclassify a pre-tax gain of $145 million within the next 12 months into Cost of sales. The maximum length of time over which we are hedging future foreign exchange cash flow relates to our $1.8 billion U.K. pound debt maturing in 2043.

(d)	These amounts were reclassified from OCI into OID.

(e)
Short-term borrowings include foreign currency short-term borrowings with carrying values of $1.1 billion as of December 31, 2019, which are used as hedging instruments in net investment hedges. Long-term debt includes foreign currency long-term borrowings with carrying values of $2.0 billion as of December 31, 2019, which are used as hedging instruments in net investment hedges.

The following table provides the amounts recorded in our consolidated balance sheet related to cumulative basis adjustments for fair value hedges:
	December 31, 2019			December 31, 2018
		Cumulative Amount of Fair Value Hedging Adjustment Increase/(Decrease) to Carrying Amount			Cumulative Amount of Fair Value Hedging Adjustment Increase/(Decrease) to Carrying Amount
(MILLIONS OF DOLLARS)	Carrying Amount of Hedged Assets/Liabilities(a)	Active Hedging Relationships	Discontinued Hedging Relationships	Carrying Amount of Hedged Assets/Liabilities(a)	Active Hedging Relationships	Discontinued Hedging Relationships
Long-term investments	$45	$—	$—	$45	$(1)	$—
Short-term borrowings, including current portion of long-term debt	—	—	—	1,499	(5)	—
Long-term debt	7,092	266	690	9,952	(45)	129

Schedule of Amounts Recorded In Balance Sheet Related to Cumulative Adjustments for Fair Value Hedges

The following table provides the amounts recorded in our consolidated balance sheet related to cumulative basis adjustments for fair value hedges:
	December 31, 2019			December 31, 2018
		Cumulative Amount of Fair Value Hedging Adjustment Increase/(Decrease) to Carrying Amount			Cumulative Amount of Fair Value Hedging Adjustment Increase/(Decrease) to Carrying Amount
(MILLIONS OF DOLLARS)	Carrying Amount of Hedged Assets/Liabilities(a)	Active Hedging Relationships	Discontinued Hedging Relationships	Carrying Amount of Hedged Assets/Liabilities(a)	Active Hedging Relationships	Discontinued Hedging Relationships
Long-term investments	$45	$—	$—	$45	$(1)	$—
Short-term borrowings, including current portion of long-term debt	—	—	—	1,499	(5)	—
Long-term debt	7,092	266	690	9,952	(45)	129

(a)
Carrying amounts exclude the cumulative amount of fair value hedging adjustments.

Schedule of Amounts Recorded In Balance Sheet Related to Cumulative Adjustments for Cash Flow Hedges

The following table provides the amounts recorded in our consolidated balance sheet related to cumulative basis adjustments for fair value hedges:
	December 31, 2019			December 31, 2018
		Cumulative Amount of Fair Value Hedging Adjustment Increase/(Decrease) to Carrying Amount			Cumulative Amount of Fair Value Hedging Adjustment Increase/(Decrease) to Carrying Amount
(MILLIONS OF DOLLARS)	Carrying Amount of Hedged Assets/Liabilities(a)	Active Hedging Relationships	Discontinued Hedging Relationships	Carrying Amount of Hedged Assets/Liabilities(a)	Active Hedging Relationships	Discontinued Hedging Relationships
Long-term investments	$45	$—	$—	$45	$(1)	$—
Short-term borrowings, including current portion of long-term debt	—	—	—	1,499	(5)	—
Long-term debt	7,092	266	690	9,952	(45)	129

(a)
Carrying amounts exclude the cumulative amount of fair value hedging adjustments.